EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 7.5%
	AUTO LOAN — 5.4%
1,375,000	CarMax Auto Owner Trust 2020-4		1.3000	08/17/26	$1,266,512
1,000,000	CarMax Auto Owner Trust 2021-2		1.3400	02/16/27	910,506
1,150,000	World Omni Auto Receivables Trust 2019-B		3.0300	01/15/26	1,138,883
					3,315,901
	OTHER ABS — 2.1%
1,350,000	PFS Financing Corporation(a)		0.9700	02/15/26	1,273,959

	TOTAL ASSET BACKED SECURITIES (Cost $4,920,164)				4,589,860

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5%
	AUTOMOTIVE — 0.7%
600,000	Dana, Inc.		4.2500	09/01/30	440,401

	BANKING — 7.9%
1,375,000	Bank of America Corporation(b)	US0003M + 0.870%	2.4560	10/22/25	1,288,368
1,375,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.600%	0.6530	09/16/24	1,312,075
1,200,000	National Bank of Canada(b)	H15T1Y + 0.400%	0.5500	11/15/24	1,136,787
1,000,000	Royal Bank of Canada		1.1500	07/14/26	863,684
250,000	Toronto-Dominion Bank (The)		1.2500	12/13/24	230,968
					4,831,882
	COMMERCIAL SUPPORT SERVICES — 1.4%
1,350,000	Waste Management, Inc.		2.5000	11/15/50	825,748

	ELEC & GAS MARKETING & TRADING — 1.4%
700,000	Consolidated Edison Company of New York, Inc.		3.9500	04/01/50	540,786
350,000	Southern Power Company		0.9000	01/15/26	304,846
					845,632
	ELECTRIC UTILITIES — 15.6%
375,000	AES Corporation (The)		1.3750	01/15/26	323,535
700,000	Avangrid, Inc.		3.1500	12/01/24	670,089
500,000	CenterPoint Energy, Inc.(b)	SOFRRATE + 0.650%	3.0460	05/13/24	493,178

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	ELECTRIC UTILITIES — 15.6% (Continued)
400,000	Dominion Energy, Inc.		2.2500	08/15/31	$312,408
1,225,000	DTE Electric Company		3.9500	03/01/49	985,932
250,000	Duke Energy Florida, LLC		2.5000	12/01/29	211,575
650,000	Interstate Power and Light Company		3.5000	09/30/49	466,404
1,175,000	MidAmerican Energy Company		4.2500	07/15/49	982,122
1,400,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	1,028,154
810,000	NextEra Energy Capital Holdings, Inc.(b)	SOFRRATE + 0.540%	3.0030	03/01/23	809,008
500,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 2.409%	4.8000	12/01/77	402,389
1,425,000	Northern States Power Company		2.9000	03/01/50	953,567
1,450,000	Public Service Company of Oklahoma		3.1500	08/15/51	937,256
1,500,000	Wisconsin Public Service Corporation		2.8500	12/01/51	967,225
					9,542,842
	ENGINEERING & CONSTRUCTION — 2.7%
700,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	630,766
700,000	MasTec, Inc.(a)		4.5000	08/15/28	612,519
575,000	Quanta Services, Inc. Class B		2.9000	10/01/30	460,232
					1,703,517
	INSTITUTIONAL FINANCIAL SERVICES — 3.5%
1,425,000	Morgan Stanley(b)	SOFRRATE + 0.745%	0.8640	10/21/25	1,293,770
1,275,000	Nasdaq, Inc.		3.2500	04/28/50	839,565
					2,133,335
	INSURANCE — 3.1%
1,000,000	Aflac, Inc.		1.1250	03/15/26	882,828
1,125,000	Pacific Life Global Funding II(a)		1.3750	04/14/26	987,369
					1,870,197
	MACHINERY — 2.3%
650,000	Mueller Water Products, Inc.(a)		4.0000	06/15/29	554,551
1,000,000	Xylem, Inc./NY		1.9500	01/30/28	846,044
					1,400,595
	OIL & GAS PRODUCERS — 0.4%
250,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	221,201

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 5.0%
700,000	AvalonBay Communities, Inc.		2.0500	01/15/32	$544,548
700,000	HAT Holdings I, LLC/HAT Holdings II, LLC(a)		3.3750	06/15/26	562,615
500,000	Prologis, L.P.		1.2500	10/15/30	373,075
1,180,000	Public Storage(b)	SOFRRATE + 0.470%	2.7600	04/23/24	1,174,445
450,000	Welltower, Inc.		2.7000	02/15/27	402,653
					3,057,336
	SEMICONDUCTORS — 1.2%
1,000,000	NXP BV/NXP Funding, LLC/NXP USA, Inc.		2.5000	05/11/31	752,679

	TECHNOLOGY SERVICES — 1.1%
250,000	Verisk Analytics, Inc.		5.5000	06/15/45	232,563
500,000	Visa, Inc.		0.7500	08/15/27	420,547
					653,110
	WHOLESALE - CONSUMER STAPLES — 1.2%
875,000	Sysco Corporation		2.4000	02/15/30	712,953

	TOTAL CORPORATE BONDS (Cost $35,762,942)				28,991,428

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 9.2%
	COMBINED UTILITIES — 1.7%
1,000,000	City of Tacoma, WA Electric System Revenue		5.6410	01/01/27	1,029,292

	MISCELLANEOUS TAX — 1.5%
900,000	Commonwealth of Massachusetts		3.6390	07/15/24	886,438

	MULTI-FAMILY HOUSING — 1.3%
250,000	Maine State Housing Authority		0.4000	11/15/24	234,058
500,000	New York City Housing Development Corporation		0.6500	11/01/25	455,033
100,000	New York State Housing Finance Agency		0.7000	11/01/25	91,151
					780,242
	SINGLE-FAMILY HOUSING — 1.3%
440,091	Minnesota Housing Finance Agency		1.5800	02/01/51	369,318

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 9.2% (Continued)
	SINGLE-FAMILY HOUSING — 1.3% (Continued)
480,000	Texas Department of Housing & Community Affairs	0.5000	07/01/24	$455,499
				824,817
	STATE — 1.6%
1,250,000	State of Oregon	2.3370	11/01/33	983,844

	WATER AND SEWER — 1.8%
1,500,000	City of Aurora, CO Water Revenue	2.6260	08/01/41	1,097,222

	TOTAL MUNICIPAL BONDS (Cost $6,615,020)			5,601,855

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 32.9%
	AGENCY FIXED RATE — 19.0%
989,685	Fannie Mae Pool BO9355	3.0000	03/01/50	870,349
931,180	Fannie Mae Pool BP5878	2.5000	06/01/50	790,536
823,008	Fannie Mae Pool FM4720	3.0000	10/01/50	723,924
770,044	Fannie Mae Pool MA4307	3.0000	04/01/51	676,077
1,047,530	Fannie Mae Pool CB2661	3.0000	01/01/52	916,413
1,226,383	Fannie Mae Pool MA4625	3.5000	06/01/52	1,106,924
982,179	Fannie Mae Pool MA4655	4.0000	07/01/52	913,613
990,263	Fannie Mae Pool MA4700	4.0000	08/01/52	920,571
1,077,012	Freddie Mac Pool SD8090	2.0000	09/01/50	879,133
875,748	Freddie Mac Pool SD8091	2.5000	09/01/50	742,906
706,256	Freddie Mac Pool SD8128	2.0000	02/01/51	576,493
697,469	Freddie Mac Pool SD8129	2.5000	02/01/51	591,500
1,138,751	Freddie Mac Pool RA5696	2.5000	08/01/51	963,313
1,072,927	Freddie Mac Pool SD8214	3.5000	05/01/52	968,268
				11,640,020
	GOVERNMENT OWNED, NO GUARANTEE — 6.3%
1,250,000	Federal Home Loan Mortgage Corporation	2.0000	10/17/23	1,222,084
500,000	Federal Home Loan Mortgage Corporation	0.3000	11/16/23	476,899
1,000,000	Federal Home Loan Mortgage Corporation	6.2500	07/15/32	1,163,923
500,000	Federal National Mortgage Association	0.8750	08/05/30	391,506

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 32.9% (Continued)
	GOVERNMENT OWNED, NO GUARANTEE — 6.3% (Continued)
500,000	Federal National Mortgage Association	5.6250	07/15/37	$564,216
				3,818,628
	GOVERNMENT SPONSORED — 7.6%
1,000,000	Federal Farm Credit Banks Funding Corporation	0.2100	12/28/23	948,178
1,250,000	Federal Farm Credit Banks Funding Corporation	1.7300	09/22/31	997,214
1,500,000	Federal Farm Credit Banks Funding Corporation	3.2500	07/28/32	1,366,987
1,750,000	Federal Farm Credit Banks Funding Corporation	1.4700	10/15/32	1,324,402
				4,636,781
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $22,496,064)			20,095,429

	TOTAL INVESTMENTS - 97.1% (Cost $69,794,190)			$59,278,572
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.9%			1,764,715
	NET ASSETS - 100.0%			$61,043,287

LLC	- Limited Liability Company

L.P.	- Limited Partnership

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022 the total market value of 144A securities is 4,621,779 or 7.6% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 87.1%
	BANKING - 3.6%
95,600	First Republic Bank	$12,480,580
89,371	Synovus Financial Corporation	3,352,306
		15,832,886
	CHEMICALS - 3.3%
659,100	Element Solutions, Inc.	10,723,557
18,500	Sherwin-Williams Company (The)	3,787,875
		14,511,432
	COMMERCIAL SUPPORT SERVICES - 1.3%
15,300	Cintas Corporation	5,939,307

	CONSTRUCTION MATERIALS - 0.2%
8,752	Advanced Drainage Systems, Inc.	1,088,486

	DIVERSIFIED INDUSTRIALS - 2.2%
239,200	Pentair PLC	9,718,696

	ELECTRIC UTILITIES - 10.4%
247,724	Clearway Energy, Inc.	7,890,009
195,500	CMS Energy Corporation	11,385,920
212,742	NextEra Energy Partners, L.P.	15,383,374
129,100	WEC Energy Group, Inc.	11,545,413
		46,204,716
	ELECTRICAL EQUIPMENT - 11.0%
16,800	Generac Holdings, Inc.(a)	2,992,752
580,600	nVent Electric plc	18,352,767
28,700	Roper Technologies, Inc.	10,321,668
120,268	Trane Technologies PLC	17,416,009
		49,083,196
	HEALTH CARE FACILITIES & SERVICES - 1.4%
138,000	Encompass Health Corporation	6,241,740

	HOME CONSTRUCTION - 1.3%
82,708	DR Horton, Inc.	5,570,384

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 87.1% (Continued)
	INDUSTRIAL REIT - 2.9%
50,800	EastGroup Properties, Inc.	$7,332,472
108,660	Rexford Industrial Realty, Inc.	5,650,320
		12,982,792
	INFRASTRUCTURE REIT - 2.7%
81,500	Crown Castle, Inc.	11,780,825

	INSTITUTIONAL FINANCIAL SERVICES - 3.9%
310,729	Nasdaq, Inc.	17,612,120

	INSURANCE - 0.9%
23,856	Arthur J Gallagher & Company	4,084,624

	MACHINERY - 1.8%
39,600	IDEX Corporation	7,914,060

	MEDICAL EQUIPMENT & DEVICES - 10.2%
166,200	Agilent Technologies, Inc.	20,201,610
144,200	Baxter International, Inc.	7,766,612
105,400	STERIS plc	17,525,912
		45,494,134
	OFFICE REIT - 1.0%
32,335	Alexandria Real Estate Equities, Inc.	4,533,044

	OIL & GAS PRODUCERS - 6.9%
70,400	Cheniere Energy, Inc.	11,680,064
57,621	EQT Corporation	2,348,056
36,200	Targa Resources Corporation - Series MLP	2,184,308
500,000	Williams Companies, Inc. (The)	14,315,000
		30,527,428
	RESIDENTIAL REIT - 1.3%
90,110	Equity LifeStyle Properties, Inc.	5,662,512

	SEMICONDUCTORS - 3.8%
84,216	Entegris, Inc.	6,991,612

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares				Fair Value
	COMMON STOCKS — 87.1% (Continued)
	SEMICONDUCTORS - 3.8% (Continued)
32,000	KLA Corporation			$9,684,160
				16,675,772
	SOFTWARE - 4.4%
69,300	Palo Alto Networks, Inc.(a)			11,350,647
26,900	Synopsys, Inc.(a)			8,218,219
				19,568,866
	SPECIALTY FINANCE - 1.2%
61,600	Walker & Dunlop, Inc.			5,157,768

	SPECIALTY REITS - 0.9%
134,851	Hannon Armstrong Sustainable Infrastructure Capital, Inc.			4,036,090

	TECHNOLOGY SERVICES - 4.9%
104,700	CDW Corporation/DE			16,341,576
32,800	Verisk Analytics, Inc.			5,593,384
				21,934,960
	TRANSPORTATION & LOGISTICS - 2.8%
49,200	Old Dominion Freight Line, Inc.			12,239,484

	WHOLESALE - CONSUMER STAPLES - 2.1%
130,400	Sysco Corporation			9,220,584

	WHOLESALE - DISCRETIONARY - 0.7%
10,100	Pool Corporation			3,213,921

	TOTAL COMMON STOCKS (Cost $436,337,004)			386,829,827

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 3.7%
	AUTOMOTIVE — 1.3%
62,500	Aptiv plc	5.5000	06/15/23	5,920,000

EVENTIDE DIVIDEND OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 3.7% (Continued)
	ELECTRIC UTILITIES — 2.4%
119,600	AES Corporation (The)	6.8750	02/15/24	$10,569,052

	TOTAL PREFERRED STOCKS (Cost $21,140,597)			16,489,052

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 0.9%
	ASSET MANAGEMENT — 0.9%
2,000,000	Calvert Impact Capital, Inc.(b)	0.4000	11/15/22	2,000,000
2,000,000	Vision Fund International(b),(c),(d)	2.6110	11/30/23	2,000,000
				4,000,000
	TOTAL CORPORATE BONDS (Cost $4,000,000)			4,000,000

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 3.7%
	MONEY MARKET FUNDS - 3.7%
102,972	Fidelity Government Portfolio, Class I, 2.74%(e)			102,972
16,263,468	First American Government Obligations Fund, Class U, 2.80%(e)			16,263,468
	TOTAL MONEY MARKET FUNDS (Cost $16,366,440)			16,366,440

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,366,440)			16,366,440

	TOTAL INVESTMENTS - 95.4% (Cost $477,844,041)			$423,685,319
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.6%			20,593,356
	NET ASSETS - 100.0%			$444,278,675

L.P.	- Limited Partnership

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of September 30, 2022 was $4,000,000, representing 0.9% of net assets.

(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(d)	Restricted security.

(e)	Rate disclosed is the seven day effective yield as of September 30, 2022.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 96.2%
	ADVERTISING & MARKETING - 6.8%
45,000	Trade Desk, Inc. (The), Class A(a)	$2,688,750
93,000	ZoomInfo Technologies, Inc., Class A(a)	3,874,380
		6,563,130
	CONSUMER SERVICES - 1.2%
106,716	Coursera, Inc.(a)	1,150,398

	E-COMMERCE DISCRETIONARY - 2.7%
100,000	Global-e Online Ltd.(a)	2,676,000

	INDUSTRIAL INTERMEDIATE PROD - 8.3%
141,474	Xometry, Inc.(a)	8,034,308

	SEMICONDUCTORS - 16.1%
48,000	Entegris, Inc.	3,984,960
7,998	KLA Corporation	2,420,435
5,400	Lam Research Corporation	1,976,400
70,000	Lattice Semiconductor Corporation(a)	3,444,700
10,600	Monolithic Power Systems, Inc.	3,852,040
		15,678,535
	SOFTWARE - 48.6%
396,021	Arteris, Inc.(a)	2,637,500
12,500	Bill.com Holdings, Inc.(a)	1,654,625
1,250	Constellation Software, Inc.	1,750,000
25,000	Crowdstrike Holdings, Inc., Class A(a)	4,120,250
41,016	Datadog, Inc.(a)	3,641,400
196,000	DoubleVerify Holdings, Inc.(a)	5,360,601
120,438	Doximity, Inc.(a)	3,639,636
66,500	Five9, Inc.(a)	4,986,170
6,000	HubSpot, Inc.(a)	1,620,720
141,943	KnowBe4, Inc.(a)	2,953,834
14,100	MongoDB, Inc.(a)	2,799,696
34,503	Palo Alto Networks, Inc.(a)	5,651,247
30,000	Sprout Social, Inc., Class A(a)	1,820,400

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares				Fair Value
	COMMON STOCKS — 96.2% (Continued)
	SOFTWARE - 48.6% (Continued)
14,857	Synopsys, Inc.(a)			$4,538,962
				47,175,041
	SPECIALTY FINANCE - 5.9%
247,907	Flywire Corporation(a)			5,691,945

	TECHNOLOGY SERVICES - 6.6%
312,039	Dlocal Ltd./Uruguay(a)			6,403,040

	TOTAL COMMON STOCKS (Cost $103,024,994)			93,372,397

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 1.5%
	ASSET MANAGEMENT — 1.5%
1,460,000	Calvert Impact Capital, Inc.(b)	0.4000	11/15/22	1,460,000

	TOTAL CORPORATE BONDS (Cost $1,460,000)			1,460,000

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(c)
	MONEY MARKET FUNDS - 0.0% (c)
9,873	Fidelity Government Portfolio, Class I, 2.74% (Cost $9,873)(d)			9,873

	TOTAL INVESTMENTS - 97.7% (Cost $104,494,867)			$94,842,270
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.3%			2,257,939
	NET ASSETS - 100.0%			$97,100,209

LTD	- Limited Company

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of September 30, 2022 was $1,460,000, representing 1.5% of net assets.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2022.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 90.9%
	ADVERTISING & MARKETING - 6.0%
1,788,500	Trade Desk, Inc. (The), Class A(a)	$106,862,875
2,437,419	ZoomInfo Technologies, Inc., Class A(a)	101,542,876
		208,405,751
	AUTOMOTIVE - 1.6%
719,700	Aptiv plc(a)	56,287,737

	BIOTECH & PHARMA - 8.5%
182,400	Argenx S.E. - ADR(a)	64,396,320
755,000	Ascendis Pharma A/S - ADR(a)	77,961,300
232,432	Biohaven Pharmaceutical Holding Company Ltd.(a)	35,136,745
1,344,376	Collegium Pharmaceutical, Inc.(a)	21,536,904
161,376	Essa Pharma, Inc.(a)	293,704
930,000	Guardant Health, Inc.(a)	50,061,901
634,200	Horizon Therapeutics plc(a)	39,250,638
1,051,275	Praxis Precision Medicines, Inc.(a)	2,386,394
		291,023,906
	COMMERCIAL SUPPORT SERVICES - 6.1%
262,000	Cintas Corporation	101,705,780
804,000	Waste Connections, Inc.	108,644,520
		210,350,300
	CONSUMER SERVICES - 0.8%
2,548,000	Coursera, Inc.(a)	27,467,440

	E-COMMERCE DISCRETIONARY - 1.9%
2,403,371	Global-e Online Ltd.(a)	64,314,208

	ELECTRIC UTILITIES - 4.9%
775,019	Brookfield Renewable Corporation	25,327,621
1,236,000	Brookfield Renewable Partners, L.P.	38,686,800
740,862	Clearway Energy, Inc.	23,596,455
1,151,500	NextEra Energy Partners, L.P.	83,264,965
		170,875,841
	ELECTRICAL EQUIPMENT - 6.7%
252,900	Generac Holdings, Inc.(a)	45,051,606

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 90.9% (Continued)
	ELECTRICAL EQUIPMENT - 6.7% (Continued)
125,900	Novanta, Inc.(a)	$14,560,335
229,000	Roper Technologies, Inc.	82,357,560
613,600	Trane Technologies PLC	88,855,416
		230,824,917
	FORESTRY, PAPER & WOOD PRODUCTS - 1.3%
990,000	Trex Company, Inc.(a)	43,500,600

	HOME CONSTRUCTION - 1.2%
622,000	DR Horton, Inc.	41,891,700

	INDUSTRIAL INTERMEDIATE PROD - 2.4%
1,473,624	Xometry, Inc.(a)	83,687,107

	INDUSTRIAL REIT - 0.5%
305,000	Rexford Industrial Realty, Inc.	15,860,000

	INFRASTRUCTURE REIT - 1.0%
235,000	Crown Castle, Inc.	33,969,250

	LEISURE PRODUCTS - 0.3%
369,000	YETI Holdings, Inc.(a)	10,523,880

	MEDICAL EQUIPMENT & DEVICES - 7.1%
1,020,700	Exact Sciences Corporation(a)	33,162,543
240,000	IDEXX Laboratories, Inc.(a)	78,192,000
75,000	Intuitive Surgical, Inc.(a)	14,058,000
112,000	Mettler-Toledo International, Inc.(a)	121,421,440
		246,833,983
	OIL & GAS PRODUCERS - 1.4%
301,000	Cheniere Energy, Inc.	49,938,910

	RENEWABLE ENERGY - 1.7%
163,000	Enphase Energy, Inc.(a)	45,227,610

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 90.9% (Continued)
	RENEWABLE ENERGY - 1.7% (Continued)
620,832	Shoals Technologies Group, Inc.(a)	$13,378,930
		58,606,540
	RETAIL - DISCRETIONARY - 2.3%
421,500	Lowe’s Companies, Inc.	79,161,915

	SEMICONDUCTORS - 5.8%
69,000	ASML Holding N.V. - ADR	28,659,150
487,768	Entegris, Inc.	40,494,500
108,100	Lam Research Corporation	39,564,600
568,544	Lattice Semiconductor Corporation(a)	27,978,050
107,998	Monolithic Power Systems, Inc.	39,246,473
410,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	28,109,600
		204,052,373
	SOFTWARE - 19.8%
583,100	Crowdstrike Holdings, Inc., Class A(a)	96,100,710
466,619	Datadog, Inc.(a)	41,426,435
1,651,144	DoubleVerify Holdings, Inc.(a)	45,158,788
2,695,109	Doximity, Inc.(a)	81,446,194
1,288,500	Five9, Inc.(a)	96,611,729
208,865	HubSpot, Inc.(a)	56,418,614
3,125,374	KnowBe4, Inc.(a)	65,039,033
275,060	MongoDB, Inc.(a)	54,615,914
569,511	Palo Alto Networks, Inc.(a)	93,280,207
960,943	Sprout Social, Inc., Class A(a)	58,310,021
		688,407,645
	SPECIALTY FINANCE - 1.0%
1,552,460	Flywire Corporation(a)	35,644,482

	SPECIALTY REITS - 0.5%
635,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,005,550

	TECHNOLOGY SERVICES - 2.8%
3,629,060	Dlocal Ltd./Uruguay(a)	74,468,311

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 90.9% (Continued)
	TECHNOLOGY SERVICES - 2.8% (Continued)
125,000	Verisk Analytics, Inc.	$21,316,250
		95,784,561
	TRANSPORTATION & LOGISTICS - 3.1%
220,000	GXO Logistics, Inc.(a)	7,713,200
378,000	Old Dominion Freight Line, Inc.	94,035,060
115,000	XPO Logistics, Inc.(a)	5,119,800
		106,868,060
	WHOLESALE - DISCRETIONARY - 2.2%
237,000	Pool Corporation	75,415,770

	TOTAL COMMON STOCKS (Cost $2,611,745,212)	3,148,702,426

Shares		Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
3,982,940	Peloton Therapeutics, Inc. - CVR(a),(b),(c),(d),(e)	2,980,036

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)	2,980,036

Shares		Fair Value
	PRIVATE INVESTMENTS — 0.9%
	MEDICAL EQUIPMENT & DEVICES — 0.9%
139,527	Beta Bionic Series B(a),(b),(c),(d),(e),(f)	18,435,172
48,872	Beta Bionics Series B2(a),(b),(c),(d),(e),(f)	6,457,272
71,900	Beta Bionics Series C(a),(b),(c),(d),(e),(f)	7,599,916
		32,492,360
	TOTAL PRIVATE INVESTMENTS (Cost $37,399,898)	32,492,360

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 2.1% (Continued)
	ASSET MANAGEMENT — 2.1% (Continued)
31,300,000	Calvert Impact Capital, Inc.(b)	0.4000	11/15/22	$31,300,000
15,000,000	Calvert Impact Capital, Inc.(b)	1.0000	11/15/22	15,000,000
7,000,000	Vision Fund International(b),(c),(e)	2.6110	11/30/23	7,000,000
5,000,000	Vision Fund International(b),(c),(e)	4.7400	05/16/25	5,000,000
5,000,000	Vision Fund International(b),(c),(e)	5.9030	09/19/25	5,000,000
5,000,000	Vision Fund International(b),(c),(e)	3.1500	12/15/25	5,000,000
5,000,000	Vision Fund International(b),(c),(e)	3.2230	12/15/26	5,000,000
				73,300,000
	TOTAL CORPORATE BONDS (Cost $73,300,000)			73,300,000

Shares				Fair Value
	WARRANT — 0.1%
	MEDICAL EQUIPMENT & DEVICES - 0.1%
17,975	Beta Bionics Series C Warrant(a),(b),(c),(d),(e),(f)			1,899,799

	TOTAL WARRANT (Cost $–)			1,899,799

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
33,136,904	Fidelity Government Portfolio, Class I, 2.74% (Cost $33,136,904)(g)			33,136,904

	TOTAL INVESTMENTS - 95.1% (Cost $2,755,582,014)			$3,292,511,525
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.9%			168,838,316
	NET ASSETS - 100.0%			$3,461,349,841

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

CVR	- Contingent Value Rights

L.P.	- Limited Partnership

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of September 30, 2022 was $110,672,195, representing 3.2% of net assets.

(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(d)	Private investment.

(e)	Restricted security.

(f)	Affiliated Company – Eventide Gilead Fund holds in excess of 5% of outstanding voting securities of this security.

(g)	Rate disclosed is the seven day effective yield as of September 30, 2022.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 86.6%
	BIOTECH & PHARMA - 70.9%
1,879,959	ADC Therapeutics S.A.(a)	$9,061,402
902,000	ALX Oncology Holdings, Inc.(a)	8,632,140
3,626,508	Annexon, Inc.(a),(b)	22,411,819
339,355	Apellis Pharmaceuticals, Inc.(a)	23,177,947
137,000	Argenx S.E. - ADR(a)	48,367,850
281,500	Arvinas, Inc.(a)	12,523,935
444,000	Ascendis Pharma A/S - ADR(a)	45,847,440
267,025	Beam Therapeutics, Inc.(a)	12,721,071
853,800	Bicycle Therapeutics plc - ADR(a)	19,859,388
795,000	BioAtla, Inc.(a)	6,121,500
263,000	Biohaven Pharmaceutical Holding Company Ltd.(a)	39,757,710
438,500	Blueprint Medicines Corporation(a)	28,892,765
1,791,800	Celldex Therapeutics, Inc.(a)	50,367,498
2,860,892	Cogent Biosciences, Inc.(a)	42,684,509
1,285,217	Collegium Pharmaceutical, Inc.(a)	20,589,176
1,100,399	Compass Therapeutics, Inc.(a)	2,508,910
1,399,875	Essa Pharma, Inc.(a)	2,547,773
4,721,696	Freeline Therapeutics Holdings plc Series C - ADR(a),(b)	3,280,162
751,000	Guardant Health, Inc.(a)	40,426,330
337,000	Horizon Therapeutics plc(a)	20,856,930
5,372,512	Immunovant, Inc.(a)	29,978,617
319,000	Intellia Therapeutics, Inc.(a)	17,851,240
800,000	Intercept Pharmaceuticals, Inc.(a)	11,160,000
110,000	Ionis Pharmaceuticals, Inc.(a)	4,865,300

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 86.6% (Continued)
	BIOTECH & PHARMA - 70.9% (Continued)
276,200	KalVista Pharmaceuticals, Inc.(a)	$4,007,662
519,700	Karuna Therapeutics, Inc.(a)	116,896,121
203,600	Mirati Therapeutics, Inc.(a)	14,219,424
1,275,000	Mirum Pharmaceuticals, Inc.(a)	26,787,750
235,000	Neurocrine Biosciences, Inc.(a)	24,959,350
450,251	Pharvaris BV(a)	3,615,516
2,466,787	Praxis Precision Medicines, Inc.(a),(b)	5,599,606
2,669,255	Prometheus Biosciences, Inc.(a),(b)	157,512,738
230,000	Prothena Corp plc(a)	13,944,900
990,300	Roivant Sciences Ltd.(a)	3,188,766
700,000	Roivant Sciences Ltd. PIPE 144A(a),(c),(d),(e)	2,141,300
93,000	Seagen, Inc.(a)	12,725,190
2,708,975	Sutro Biopharma, Inc.(a),(b)	15,034,811
1,561,092	Talaris Therapeutics, Inc.(a)	4,105,672
305,800	Ultragenyx Pharmaceutical, Inc.(a)	12,663,178
2,339,044	VectivBio Holding A.G.(a),(b)	14,034,264
641,200	Xenon Pharmaceuticals, Inc.(a)	23,147,320
1,861,000	Zentalis Pharmaceuticals, Inc.(a)	40,309,260
5,380,200	Zymeworks, Inc.(a),(b)	33,088,230
		1,052,472,470
	HEALTH CARE FACILITIES & SERVICES - 0.5%
221,500	Option Care Health, Inc.(a)	6,970,605

	MEDICAL EQUIPMENT & DEVICES - 12.5%
1,715,801	908 Devices, Inc.(a),(b)	28,224,926
112,200	Agilent Technologies, Inc.	13,637,910
846,665	Exact Sciences Corporation(a)	27,508,146
17,300	IDEXX Laboratories, Inc.(a)	5,636,340
266,030	Inari Medical, Inc.(a)	19,324,419
84,050	Inspire Medical Systems, Inc.(a)	14,907,949
148,830	iRhythm Technologies, Inc.(a)	18,645,422
10,500	Mettler-Toledo International, Inc.(a)	11,383,260
119,000	Repligen Corporation(a)	22,266,090
39,700	Shockwave Medical, Inc.(a)	11,039,379

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 86.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 12.5% (Continued)
732,000	Veracyte, Inc.(a)	$12,151,200
		184,725,041
	SOFTWARE - 2.7%
595,740	Doximity, Inc.(a)	18,003,263
216,700	Evolent Health, Inc., Class A(a)	7,786,031
415,985	Privia Health Group, Inc.(a)	14,168,449
		39,957,743

	TOTAL COMMON STOCKS (Cost $1,321,096,090)	1,284,125,859

Shares		Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
1,528,871	Peloton Therapeutics, Inc. - CVR(a),(d),(e),(f),(g)	1,143,901

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)	1,143,901

Shares		Fair Value
	PRIVATE INVESTMENTS — 8.3%
	BIOTECH & PHARMA — 6.9%
4,643,043	Arch Oncology, Inc. Series C1(a),(d),(e),(f),(g)	565,523
295,276	BioSplice Therapeutics(a),(d),(e),(f),(g)	5,435,470
5,000,000	Casma Therapeutics, Inc. Series B1(a),(b),(d),(e),(f),(g)	2,185,000
5,000,000	Casma Therapeutics, Inc. Series B2(a),(b),(d),(e),(f),(g)	2,185,000
1,820,413	Casma Therapeutics, Inc. Series C1(a),(b),(d),(e),(f),(g)	795,520
1,097,561	Flare Therapeutics, Inc. Series A(a),(d),(e),(f),(g)	1,042,683
902,439	Flare Therapeutics, Inc. Series A2(a),(d),(e),(f),(g)	857,317
1,228,304	Freeline Therapeutics Ltd. Series C(a),(b),(d),(e)	810,638
928,098	Freenome Holdings, Inc. Series D(a),(d),(e),(f),(g)	10,286,760
5,000,000	Goldfinch Biopharma, Inc. Series A(a),(b),(d),(e),(f),(g)	5,605,000
8,474,576	Goldfinch Biopharma, Inc. Series B(a),(b),(d),(e),(f),(g)	9,500,000
4,237,288	Goldfinch Biopharma, Inc. Series B2(a),(b),(d),(e),(f),(g)	4,750,000
763,319	Kojin Therapeutics, Inc. Series A-1(a),(d),(e),(f),(g)	1,424,998

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	PRIVATE INVESTMENTS — 8.3% (Continued)
	BIOTECH & PHARMA — 6.9% (Continued)
763,319	Kojin Therapeutics, Inc. Series A-2(a),(d),(e),(f),(g)	$1,424,998
3,831,418	Korro Bio, Inc. Series B1(a),(d),(e),(f),(g)	9,500,001
8,718,446	LEXEO Therapeutics Series B(a),(b),(d),(e),(f),(g)	14,250,300
686,724	Metagenomi, LLC Series B(a),(d),(e),(f),(g)	7,599,975
1,017,770	Prometheus Laboratories, Inc.(a),(b),(d),(e),(f),(g)	667,148
1,489,958	Shoreline Biosciences Series B(a),(d),(e),(f),(g)	14,249,958
3,660,670	Turnstone Biologics, Inc. Series D(a),(d),(e),(f),(g)	9,499,999
		102,636,288
	MEDICAL EQUIPMENT & DEVICES — 1.4%
69,763	Beta Bionic Series B(a),(d),(e),(f),(g)	9,217,520
59,439	Beta Bionics Series B2(a),(d),(e),(f),(g)	7,853,449
35,950	Beta Bionics Series C(a),(d),(e),(f),(g)	3,799,958
		20,870,927
	TOTAL PRIVATE INVESTMENTS (Cost $159,741,992)	123,507,215

Shares		Fair Value
	WARRANT — 0.1%
	MEDICAL EQUIPMENT & DEVICES - 0.1%
8,987	Beta Bionics Series C Warrant(a),(d),(e),(f),(g)	949,847

	TOTAL WARRANT (Cost $–)	949,847

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
3,130,405	Fidelity Government Portfolio, Class I, 2.74% (Cost $3,130,405)(h)	3,130,405

	TOTAL INVESTMENTS - 95.3% (Cost $1,483,968,487)	$1,412,857,227
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.7%	69,678,853
	NET ASSETS - 100.0%	$1,482,536,080

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

CVR	- Contingent Value Rights

LLC	- Limited Liability Company

LTD	- Limited Company

PIPE	- Private Investment in Public Equity

PLC	- Public Limited Company

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Affiliated Company – Eventide Healthcare & Life Sciences Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022 the total market value of 144A securities is 2,141,300 or 0.1% of net assets.

(d)	Illiquid security. The total fair value of these securities as of September 30, 2022 was $127,742,263, representing 8.6% of net assets.

(e)	Restricted security.

(f)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(g)	Private investment.

(h)	Rate disclosed is the seven day effective yield as of September 30, 2022.

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 90.8%
	ADVERTISING & MARKETING - 3.0%
2,279	ZoomInfo Technologies, Inc., Class A(a)	$94,943

	AUTOMOTIVE - 1.1%
447	Aptiv plc(a)	34,960

	BANKING - 3.0%
715	First Republic Bank	93,343

	BIOTECH & PHARMA - 4.5%
947	Zoetis, Inc.	140,431

	CHEMICALS - 1.3%
192	Sherwin-Williams Company (The)	39,312

	COMMERCIAL SUPPORT SERVICES - 7.0%
121	Cintas Corporation	46,971
1,270	Waste Connections, Inc.	171,615
		218,586
	ELECTRIC UTILITIES - 3.2%
1,266	NextEra Energy, Inc.	99,267

	ELECTRICAL EQUIPMENT - 3.7%
172	Roper Technologies, Inc.	61,858
368	Trane Technologies PLC	53,290
		115,148
	INFRASTRUCTURE REIT - 1.9%
412	Crown Castle, Inc.	59,555

	INSTITUTIONAL FINANCIAL SERVICES - 4.0%
2,216	Nasdaq, Inc.	125,603

	MEDICAL EQUIPMENT & DEVICES - 10.7%
1,132	Edwards Lifesciences Corporation(a)	93,537
238	IDEXX Laboratories, Inc.(a)	77,540

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 90.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 10.7% (Continued)
63	Mettler-Toledo International, Inc.(a)	$68,300
567	STERIS plc	94,281
		333,658
	RETAIL - DISCRETIONARY - 5.5%
367	Lowe’s Companies, Inc.	68,926
146	O’Reilly Automotive, Inc.(a)	102,689
		171,615
	SEMICONDUCTORS - 12.3%
86	ASML Holding N.V. - ADR	35,720
205	KLA Corporation	62,039
173	Lam Research Corporation	63,318
513	NVIDIA Corporation	62,273
258	NXP Semiconductors N.V.	38,058
1,827	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	125,259
		386,667
	SOFTWARE - 21.5%
112	Constellation Software, Inc.	156,800
572	Crowdstrike Holdings, Inc., Class A(a)	94,271
860	Palo Alto Networks, Inc.(a)	140,859
244	ServiceNow, Inc.(a)	92,137
409	Synopsys, Inc.(a)	124,954
405	Workday, Inc., Class A(a)	61,649
		670,670
	TECHNOLOGY SERVICES - 5.3%
9,426	Adyen N.V. - ADR(a)	118,014
2,304	Dlocal Ltd./Uruguay(a)	47,278
		165,292
	TRANSPORTATION & LOGISTICS - 2.8%
349	Old Dominion Freight Line, Inc.	86,821

	TOTAL COMMON STOCKS (Cost $3,124,461)	2,835,871

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.5%
	MONEY MARKET FUNDS - 14.5%
454,054	First American Government Obligations Fund, Class U, 2.80% (Cost $454,054)(b)	$454,054

	TOTAL INVESTMENTS - 105.3% (Cost $3,578,515)	$3,289,925
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.3)%	(164,946)
	NET ASSETS - 100.0%	$3,124,979

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 6.1%
	AUTO LOAN — 4.6%
3,450,000	CarMax Auto Owner Trust 2020-4		1.3000	08/17/26	$3,177,794
1,000,000	CarMax Auto Owner Trust 2021-2		1.3400	02/16/27	910,506
1,500,000	CarMax Auto Owner Trust 2021-2 D		1.5500	10/15/27	1,359,145
3,000,000	World Omni Auto Receivables Trust 2019-B		3.0300	01/15/26	2,970,998
					8,418,443
	OTHER ABS — 1.5%
2,950,000	PFS Financing Corporation(a)		0.9700	02/15/26	2,783,836

	TOTAL ASSET BACKED SECURITIES (Cost $12,015,843)				11,202,279

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(b)
65,889	Fannie Mae REMICS		3.0000	10/25/42	60,124

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $65,889)				60,124

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.4%
	AUTOMOTIVE — 0.8%
1,500,000	Honda Motor Company Ltd.		2.2710	03/10/25	1,411,983

	BANKING — 11.7%
3,975,000	Bank of America Corporation(c)	US0003M + 0.870%	2.4560	10/22/25	3,724,553
2,800,000	First Horizon Corporation		3.5500	05/26/23	2,773,400
3,825,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.600%	0.6530	09/16/24	3,649,956
3,500,000	National Bank of Canada(c)	H15T1Y + 0.400%	0.5500	11/15/24	3,315,628
725,000	Regions Financial Corporation		2.2500	05/18/25	672,379
3,325,000	Royal Bank of Canada		1.1500	07/14/26	2,871,749
1,000,000	Synovus Financial Corporation		3.1250	11/01/22	998,405
3,700,000	Toronto-Dominion Bank (The)		1.2500	12/13/24	3,418,331
					21,424,401

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.4% (Continued)
	ELEC & GAS MARKETING & TRADING — 0.9%
1,850,000	Southern Power Company		0.9000	01/15/26	$1,611,330

	ELECTRIC UTILITIES — 14.1%
1,050,000	AES Corporation (The)		1.3750	01/15/26	905,898
3,200,000	Avangrid, Inc.		3.1500	12/01/24	3,063,262
3,395,000	CenterPoint Energy, Inc.(c)	SOFRRATE + 0.650%	3.0460	05/13/24	3,348,682
2,750,000	CMS Energy Corporation		3.8750	03/01/24	2,699,678
1,275,000	Georgia Power Company		3.2500	04/01/26	1,197,022
3,525,000	MidAmerican Energy Company		3.1000	05/01/27	3,271,417
2,200,000	National Rural Utilities Cooperative Finance		3.4000	11/15/23	2,170,277
1,031,000	NextEra Energy Capital Holdings, Inc.		0.6500	03/01/23	1,015,431
800,000	NextEra Energy Capital Holdings, Inc.(c)	SOFRRATE + 0.540%	3.0030	03/01/23	799,020
2,000,000	OGE Energy Corporation		0.7030	05/26/23	1,947,731
2,765,000	PPL Electric Utilities Corporation(c)	SOFRRATE + 0.330%	3.3150	06/24/24	2,726,810
2,900,000	WEC Energy Group, Inc.		0.5500	09/15/23	2,780,102
					25,925,330
	ELECTRICAL EQUIPMENT — 1.7%
3,250,000	Roper Technologies, Inc.		3.6500	09/15/23	3,210,568

	ENGINEERING & CONSTRUCTION — 3.2%
1,625,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	1,464,279
1,875,000	MasTec, Inc.(a)		4.5000	08/15/28	1,640,675
3,075,000	Quanta Services, Inc.		0.9500	10/01/24	2,813,239
					5,918,193
	FORESTRY, PAPER & WOOD PRODUCTS — 0.7%
1,600,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	1,244,978

	HOME & OFFICE PRODUCTS — 0.7%
1,600,000	Tempur Sealy International, Inc.(a)		4.0000	04/15/29	1,262,656

	HOME CONSTRUCTION — 0.5%
1,000,000	Patrick Industries, Inc.(a)		7.5000	10/15/27	912,647

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.4% (Continued)
	INDUSTRIAL SUPPORT SERVICES — 1.0%
2,000,000	United Rentals North America, Inc.		3.8750	11/15/27	$1,793,820

	INSTITUTIONAL FINANCIAL SERVICES — 2.0%
4,150,000	Morgan Stanley(c)	SOFRRATE + 0.745%	0.8640	10/21/25	3,767,824

	INSURANCE — 3.8%
3,425,000	Aflac, Inc.		1.1250	03/15/26	3,023,686
2,800,000	Brown & Brown, Inc.		4.2000	09/15/24	2,747,380
1,425,000	Pacific Life Global Funding II(a)		1.3750	04/14/26	1,250,667
					7,021,733
	MACHINERY — 1.2%
1,500,000	Mueller Water Products, Inc.(a)		4.0000	06/15/29	1,279,732
1,000,000	Xylem, Inc./NY		1.9500	01/30/28	846,044
					2,125,776
	OIL & GAS PRODUCERS — 0.6%
1,250,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	1,106,006

	REAL ESTATE INVESTMENT TRUSTS — 6.9%
2,500,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	2,381,081
1,750,000	American Tower Corporation		3.3750	05/15/24	1,705,533
1,800,000	HAT Holdings I, LLC/HAT Holdings II, LLC(a)		3.3750	06/15/26	1,446,723
1,000,000	Highwoods Realty, L.P.		3.6250	01/15/23	999,493
3,300,000	Public Storage(c)	SOFRRATE + 0.470%	2.7600	04/23/24	3,284,467
3,300,000	Welltower, Inc.		2.7000	02/15/27	2,952,788
					12,770,085
	RETAIL - DISCRETIONARY — 3.2%
1,000,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	847,295
2,200,000	AutoZone, Inc.		2.8750	01/15/23	2,189,294
2,459,000	O’Reilly Automotive, Inc.		3.8500	06/15/23	2,444,418
500,000	Penske Automotive Group, Inc.		3.5000	09/01/25	458,634
					5,939,641

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 60.4% (Continued)
	SEMICONDUCTORS — 0.2%
500,000	Synaptics, Inc.(a)	4.0000	06/15/29	$403,973

	SOFTWARE — 0.5%
1,000,000	Workday, Inc.	3.5000	04/01/27	925,705

	SPECIALTY FINANCE — 6.2%
2,825,000	Federal National Mortgage Association	0.2500	11/27/23	2,699,673
2,500,000	Federal National Mortgage Association	0.7000	07/30/25	2,249,719
3,000,000	Federal National Mortgage Association	4.1250	08/28/25	2,961,535
4,000,000	Federal National Mortgage Association	0.8750	12/18/26	3,464,453
				11,375,380
	TECHNOLOGY SERVICES — 0.5%
1,000,000	Verisk Analytics, Inc.	4.0000	06/15/25	969,355

	TOTAL CORPORATE BONDS (Cost $120,380,619)			111,121,384

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 5.8%
	COMBINED UTILITIES — 0.8%
1,525,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	1,569,670

	COUNTY — 0.6%
1,115,000	City & County of Honolulu, HI	2.5180	10/01/26	1,035,486

	MISCELLANEOUS TAX — 1.1%
2,050,000	Commonwealth of Massachusetts	3.6390	07/15/24	2,019,109

	MULTI-FAMILY HOUSING — 0.6%
250,000	Maine State Housing Authority	0.3000	11/15/23	241,525
500,000	New York City Housing Development Corporation	1.9300	02/01/25	469,973
100,000	New York State Housing Finance Agency	0.5000	05/01/24	95,379
250,000	New York State Housing Finance Agency	2.2000	11/01/24	237,285
				1,044,162

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 5.8% (Continued)
	OTHER — 0.3%
575,000	California Municipal Finance Authority		1.4860	11/01/22	$574,072

	SINGLE-FAMILY HOUSING — 0.8%
65,000	Maryland Community Development Administration		3.2420	09/01/48	63,511
60,000	Massachusetts Housing Finance Agency		4.0000	06/01/39	59,631
250,000	Pennsylvania Housing Finance Agency		5.0000	10/01/22	250,000
495,000	Texas Department of Housing & Community Affairs		0.3000	01/01/23	491,454
600,000	Texas Department of Housing & Community Affairs		0.3500	07/01/23	586,754
					1,451,350
	STATE — 0.7%
200,000	State of Oregon		0.6550	05/01/23	196,278
300,000	State of Oregon		0.7950	05/01/24	284,820
500,000	State of Oregon		0.8120	11/01/24	465,504
300,000	State of Oregon		0.8950	05/01/25	274,706
					1,221,308
	WATER AND SEWER — 0.9%
2,000,000	Boston Water & Sewer Commission		0.9650	11/01/25	1,800,829

	TOTAL MUNICIPAL BONDS (Cost $11,320,382)				10,715,986

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 25.2%
	AGENCY FIXED RATE — 2.9%
2,707,080	Fannie Mae Pool MA4284		1.5000	03/01/31	2,459,129
1,701,142	Freddie Mac Pool RD5050		2.0000	02/01/31	1,529,791
17	Ginnie Mae I Pool 352081		7.0000	09/15/23	17
2,299	Ginnie Mae I Pool 460203		7.0000	04/15/28	2,296
1,477,244	Ginnie Mae II Pool MA7107		2.5000	01/20/36	1,337,536
					5,328,769
	AGENCY HYBRID ARMS — 0.0%(b)
15,352	Ginnie Mae II Pool 81113(c)	H15T1Y + 1.500%	1.7500	10/20/34	15,070
7,610	Ginnie Mae II Pool 82903(c)	H15T1Y + 1.500%	1.6250	08/20/41	7,542
					22,612

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 25.2% (Continued)
	ARMS — 0.0%(b)
1,867	Fannie Mae Pool 791573(c)	H15T1Y + 2.170%	4.1700	08/01/34	$1,851
414	Freddie Mac Non Gold Pool 845590(c)	H15T1Y + 2.159%	2.2500	01/01/24	409
481	Freddie Mac Non Gold Pool 845965(c)	H15T1Y + 2.421%	2.9700	01/01/24	478
7	Ginnie Mae II Pool 8062(c)	H15T1Y + 1.500%	1.7500	10/20/22	7
321	Ginnie Mae II Pool 8228(c)	H15T1Y + 1.500%	1.6250	07/20/23	319
359	Ginnie Mae II Pool 8259(c)	H15T1Y + 1.500%	1.6250	08/20/23	357
418	Ginnie Mae II Pool 8375(c)	H15T1Y + 1.500%	2.6250	02/20/24	418
396	Ginnie Mae II Pool 8395(c)	H15T1Y + 1.500%	2.6250	03/20/24	395
206	Ginnie Mae II Pool 8410(c)	H15T1Y + 1.500%	2.8750	04/20/24	206
594	Ginnie Mae II Pool 8421(c)	H15T1Y + 1.500%	2.8750	05/20/24	597
933	Ginnie Mae II Pool 8503(c)	H15T1Y + 1.500%	1.6250	09/20/24	922
534	Ginnie Mae II Pool 8502(c)	H15T1Y + 1.500%	1.6250	09/20/24	527
718	Ginnie Mae II Pool 8565(c)	H15T1Y + 1.500%	2.0000	12/20/24	708
1,637	Ginnie Mae II Pool 8567(c)	H15T1Y + 1.500%	2.5000	12/20/24	1,615
3,539	Ginnie Mae II Pool 8595(c)	H15T1Y + 1.500%	2.6250	02/20/25	3,513
889	Ginnie Mae II Pool 8660(c)	H15T1Y + 1.500%	1.6250	07/20/25	883
10,858	Ginnie Mae II Pool 80524(c)	H15T1Y + 1.500%	1.6250	07/20/31	10,661
14,409	Ginnie Mae II Pool 80569(c)	H15T1Y + 1.500%	2.6250	01/20/32	14,297
1,801	Ginnie Mae II Pool 80659(c)	H15T1Y + 1.500%	1.7500	12/20/32	1,765
					39,928
	GOVERNMENT OWNED, NO GUARANTEE — 12.6%
3,000,000	Federal Home Loan Mortgage Corporation		0.1250	10/16/23	2,871,632
580,000	Federal Home Loan Mortgage Corporation		2.0000	10/17/23	567,047
1,400,000	Federal Home Loan Mortgage Corporation		0.3200	11/02/23	1,338,864
3,000,000	Federal Home Loan Mortgage Corporation		3.0500	05/12/25	2,919,938
2,700,000	Federal Home Loan Mortgage Corporation		0.6500	10/27/25	2,404,399
4,000,000	Federal Home Loan Mortgage Corporation		0.6250	11/25/25	3,543,837
3,000,000	Federal Home Loan Mortgage Corporation		0.7500	06/23/26	2,630,735
3,650,000	Federal Home Loan Mortgage Corporation		0.8000	10/27/26	3,162,561
3,000,000	Federal National Mortgage Association		0.2500	07/10/23	2,914,049
1,000,000	Federal National Mortgage Association		0.6500	08/25/25	896,090
					23,249,152
	GOVERNMENT SPONSORED — 9.7%
3,000,000	Federal Farm Credit Banks Funding Corporation		3.6250	03/06/24	2,969,434

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 25.2% (Continued)
	GOVERNMENT SPONSORED — 9.7% (Continued)
3,000,000	Federal Farm Credit Banks Funding Corporation	4.3400	09/19/24	$2,989,438
2,500,000	Federal Farm Credit Banks Funding Corporation	0.4400	11/04/24	2,298,479
1,750,000	Federal Farm Credit Banks Funding Corporation	0.9400	12/27/24	1,618,184
1,750,000	Federal Farm Credit Banks Funding Corporation	0.8750	02/03/25	1,607,072
1,250,000	Federal Farm Credit Banks Funding Corporation	0.4800	03/03/25	1,140,940
1,500,000	Federal Farm Credit Banks Funding Corporation	2.7500	04/25/25	1,446,773
1,000,000	Federal Farm Credit Banks Funding Corporation	1.4000	01/13/26	913,986
3,000,000	Federal Farm Credit Banks Funding Corporation	2.9200	04/29/26	2,841,751
				17,826,057
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $48,965,666)			46,466,518

	TOTAL INVESTMENTS - 97.5% (Cost $192,748,399)			$179,566,291
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.5%			4,521,429
	NET ASSETS - 100.0%			$184,087,720

LLC	- Limited Liability Company

L.P.	- Limited Partnership

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022 the total market value of 144A securities is 13,690,166 or 7.4% of net assets.

(b)	Percentage rounds to less than 0.1%.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 43.7%
	BANKING - 1.8%
35,700	First Republic Bank	$4,660,635
50,116	Synovus Financial Corporation	1,879,851
		6,540,486
	BIOTECH & PHARMA - 1.2%
29,800	Zoetis, Inc.	4,419,042

	CHEMICALS - 1.4%
311,900	Element Solutions, Inc.	5,074,613

	DIVERSIFIED INDUSTRIALS - 1.2%
111,200	Pentair PLC	4,518,056

	ELECTRIC UTILITIES - 5.9%
152,900	Clearway Energy, Inc.	4,869,865
46,658	CMS Energy Corporation	2,717,362
93,900	NextEra Energy Partners, L.P.	6,789,909
74,300	WEC Energy Group, Inc.	6,644,649
		21,021,785
	ELECTRICAL EQUIPMENT - 5.0%
292,700	nVent Electric plc	9,252,247
10,000	Roper Technologies, Inc.	3,596,400
36,600	Trane Technologies PLC	5,300,046
		18,148,693
	HEALTH CARE FACILITIES & SERVICES - 0.7%
56,495	Encompass Health Corporation	2,555,269

	HOME CONSTRUCTION - 0.4%
21,935	DR Horton, Inc.	1,477,322

	INDUSTRIAL REIT - 1.0%
10,400	Prologis, Inc.	1,056,640
46,549	Rexford Industrial Realty, Inc.	2,420,548
		3,477,188

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 43.7% (Continued)
	INFRASTRUCTURE REIT - 2.3%
57,000	Crown Castle, Inc.	$8,239,350

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
124,280	Nasdaq, Inc.	7,044,190

	INSURANCE - 0.5%
10,076	Arthur J Gallagher & Company	1,725,213

	MACHINERY - 1.0%
18,800	IDEX Corporation	3,757,180

	MEDICAL EQUIPMENT & DEVICES - 5.1%
79,800	Agilent Technologies, Inc.	9,699,690
54,400	Baxter International, Inc.	2,929,984
33,385	STERIS plc	5,551,258
		18,180,932
	OIL & GAS PRODUCERS - 3.9%
33,482	Cheniere Energy, Inc.	5,554,999
24,313	EQT Corporation	990,755
252,900	Williams Companies, Inc. (The)	7,240,526
		13,786,280
	RESIDENTIAL REIT - 0.6%
33,275	Equity LifeStyle Properties, Inc.	2,091,001

	RETAIL - DISCRETIONARY - 0.9%
16,100	Lowe’s Companies, Inc.	3,023,741

	SEMICONDUCTORS - 1.8%
29,284	Entegris, Inc.	2,431,158
13,630	KLA Corporation	4,124,847
		6,556,005
	SOFTWARE - 2.0%
24,900	Palo Alto Networks, Inc.(a)	4,078,371

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares				Fair Value
	COMMON STOCKS — 43.7% (Continued)
	SOFTWARE - 2.0% (Continued)
10,000	Synopsys, Inc.(a)			$3,055,100
				7,133,471
	SPECIALTY FINANCE - 0.8%
32,935	Walker & Dunlop, Inc.			2,757,648

	SPECIALTY REITS - 0.4%
52,813	Hannon Armstrong Sustainable Infrastructure Capital, Inc.			1,580,693

	TECHNOLOGY SERVICES - 1.7%
38,000	CDW Corporation/DE			5,931,040

	TRANSPORTATION & LOGISTICS - 1.3%
18,000	Old Dominion Freight Line, Inc.			4,477,860

	WHOLESALE - CONSUMER STAPLES - 0.9%
46,700	Sysco Corporation			3,302,157

	TOTAL COMMON STOCKS (Cost $161,928,414)			156,819,215

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 2.7%
	AUTOMOTIVE — 0.4%
16,000	Aptiv plc	5.5000	06/15/23	1,515,520

	ELECTRIC UTILITIES — 2.3%
51,600	AES Corporation (The)	6.8750	02/15/24	4,559,892
75,000	NextEra Energy, Inc.(a)	6.9260	09/01/25	3,450,000
				8,009,892
	TOTAL PREFERRED STOCKS (Cost $10,716,545)			9,525,412

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 1.9%
	AUTO LOAN — 1.5%
3,150,000	CarMax Auto Owner Trust 2020-4		1.3000	08/17/26	$2,901,465
750,000	CarMax Auto Owner Trust 2021-2		1.3400	02/16/27	682,879
1,500,000	World Omni Auto Receivables Trust 2019-B		3.0300	01/15/26	1,485,499
					5,069,843
	OTHER ABS — 0.4%
1,700,000	PFS Financing Corporation(b)		0.9700	02/15/26	1,604,244

	TOTAL ASSET BACKED SECURITIES (Cost $7,163,137)				6,674,087

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
	CMBS — 0.5%
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates		2.9390	04/25/29	915,086
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series K-G02 A-2		2.4120	08/25/29	876,492
					1,791,578
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,042,382)				1,791,578

Principal Amount ($)		Yield	Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.6%
	BIOTECH & PHARMA — 0.6%
2,900,000	Guardant Health, Inc.(c)	9.21%	0.0000	11/15/27	2,124,866

	TOTAL CONVERTIBLE BONDS (Cost $3,232,521)				2,124,866

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 26.3%
	ASSET MANAGEMENT — 1.1%
3,800,000	Vision Fund International(d),(e),(f)		3.7250	02/24/25	3,800,000

	AUTOMOTIVE — 0.4%
2,025,000	Dana, Inc.		4.2500	09/01/30	1,486,353

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 26.3% (Continued)
	BANKING — 4.9%
3,975,000	Bank of America Corporation(g)	US0003M + 0.870%	2.4560	10/22/25	$3,724,554
2,400,000	First Horizon Corporation		3.5500	05/26/23	2,377,200
3,925,000	JPMorgan Chase & Company(g)	SOFRRATE + 0.600%	0.6530	09/16/24	3,745,381
3,300,000	National Bank of Canada(g)	H15T1Y + 0.400%	0.5500	11/15/24	3,126,163
2,365,000	Royal Bank of Canada		1.1500	07/14/26	2,042,613
1,400,000	Synovus Financial Corporation		3.1250	11/01/22	1,397,766
1,000,000	Toronto-Dominion Bank (The)		1.2500	12/13/24	923,873
					17,337,550
	CONSTRUCTION MATERIALS — 0.4%
1,300,000	Advanced Drainage Systems, Inc.(b)		5.0000	09/30/27	1,197,560

	CONTAINERS & PACKAGING — 0.2%
1,000,000	TriMas Corporation(b)		4.1250	04/15/29	846,265

	ELEC & GAS MARKETING & TRADING — 0.5%
2,250,000	Southern Power Company		0.9000	01/15/26	1,959,726

	ELECTRIC UTILITIES — 6.5%
1,235,000	AES Corporation (The)		1.3750	01/15/26	1,065,509
2,350,000	Avangrid, Inc.		3.1500	12/01/24	2,249,583
3,266,000	CenterPoint Energy, Inc.(g)	SOFRRATE + 0.650%	3.0460	05/13/24	3,221,441
3,000,000	Dominion Energy, Inc.		2.2500	08/15/31	2,343,060
600,000	Duke Energy Florida, LLC		2.5000	12/01/29	507,779
1,225,000	MidAmerican Energy Company		3.1000	05/01/27	1,136,875
3,475,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	2,552,023
315,000	NextEra Energy Capital Holdings, Inc.(g)	SOFRRATE + 0.540%	3.0030	03/01/23	314,614
3,850,000	NextEra Energy Capital Holdings, Inc.		1.9000	06/15/28	3,193,268
1,975,000	PPL Electric Utilities Corporation(g)	SOFRRATE + 0.330%	3.3150	06/24/24	1,947,722
1,250,000	Tucson Electric Power Company		1.5000	08/01/30	943,823
1,000,000	WEC Energy Group, Inc.		0.5500	09/15/23	958,656
3,303,000	Wisconsin Power and Light Company		1.9500	09/16/31	2,586,547
					23,020,900

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 26.3% (Continued)
	ENGINEERING & CONSTRUCTION — 1.0%
1,435,000	Installed Building Products, Inc.(b)		5.7500	02/01/28	$1,293,071
2,000,000	MasTec, Inc.(b)		4.5000	08/15/28	1,750,053
500,000	Quanta Services, Inc.		0.9500	10/01/24	457,437
					3,500,561
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
1,000,000	Louisiana-Pacific Corporation(b)		3.6250	03/15/29	778,111

	HOME & OFFICE PRODUCTS — 0.4%
1,910,000	Tempur Sealy International, Inc.(b)		4.0000	04/15/29	1,507,296

	HOME CONSTRUCTION — 0.6%
1,750,000	M/I Homes, Inc.		3.9500	02/15/30	1,282,094
1,000,000	Patrick Industries, Inc.(b)		7.5000	10/15/27	912,647
					2,194,741
	INDUSTRIAL SUPPORT SERVICES — 0.4%
1,500,000	United Rentals North America, Inc.		4.8750	01/15/28	1,378,568

	INSTITUTIONAL FINANCIAL SERVICES — 1.0%
4,125,000	Morgan Stanley(g)	SOFRRATE + 0.745%	0.8640	10/21/25	3,745,126

	INSURANCE — 0.7%
1,015,000	Aflac, Inc.		1.1250	03/15/26	896,071
2,000,000	Pacific Life Global Funding II(b)		1.3750	04/14/26	1,755,321
					2,651,392
	MACHINERY — 0.9%
2,000,000	Mueller Water Products, Inc.(b)		4.0000	06/15/29	1,706,310
1,875,000	Xylem, Inc.		1.9500	01/30/28	1,586,332
					3,292,642
	OIL & GAS PRODUCERS — 0.2%
1,000,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	884,805

	REAL ESTATE INVESTMENT TRUSTS — 3.5%
2,175,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	2,071,540

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 26.3% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 3.5% (Continued)
1,500,000	American Tower Corporation		4.0500	03/15/32	$1,293,545
2,850,000	AvalonBay Communities, Inc.		2.0500	01/15/32	2,217,090
1,750,000	HAT Holdings I, LLC/HAT Holdings II, LLC(b)		3.3750	06/15/26	1,406,536
1,985,000	Prologis, L.P.		1.2500	10/15/30	1,481,108
2,210,000	Public Storage(g)	SOFRRATE + 0.470%	2.7600	04/23/24	2,199,597
2,000,000	Welltower, Inc.		2.7000	02/15/27	1,789,569
					12,458,985
	RETAIL - DISCRETIONARY — 0.6%
1,000,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	847,295
1,000,000	Builders FirstSource, Inc.(b)		4.2500	02/01/32	769,300
500,000	Penske Automotive Group, Inc.		3.5000	09/01/25	458,634
					2,075,229
	SEMICONDUCTORS — 1.4%
1,185,000	Amkor Technology, Inc.(b)		6.6250	09/15/27	1,136,401
2,800,000	NXP BV/NXP FUNDING, LLC/NXP USA, Inc.		2.5000	05/11/31	2,107,503
1,925,000	Synaptics, Inc.(b)		4.0000	06/15/29	1,555,296
					4,799,200
	SOFTWARE — 0.2%
1,000,000	Workday, Inc.		3.8000	04/01/32	870,131

	SPECIALTY FINANCE — 0.4%
1,500,000	Federal National Mortgage Association		0.8750	12/18/26	1,299,170

	TECHNOLOGY SERVICES — 0.2%
900,000	Visa, Inc.		0.7500	08/15/27	756,985

	WHOLESALE - CONSUMER STAPLES — 0.6%
2,775,000	Sysco Corporation		2.4000	02/15/30	2,261,080

	TOTAL CORPORATE BONDS (Cost $108,111,557)				94,102,376

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 2.2% (Continued)
	COMBINED UTILITIES — 0.4%
1,475,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	$1,518,206

	COUNTY — 0.0%(h)
150,000	City & County of Honolulu, HI	2.5180	10/01/26	139,303

	MISCELLANEOUS TAX — 0.6%
2,050,000	Commonwealth of Massachusetts	3.6390	07/15/24	2,019,109

	MULTI-FAMILY HOUSING — 0.2%
500,000	New York City Housing Development Corporation	1.3500	11/01/26	453,405
100,000	New York State Housing Finance Agency	0.6500	05/01/25	92,420
				545,825
	OTHER — 0.1%
425,000	California Municipal Finance Authority	1.4860	11/01/22	424,314

	RESOURCE RECOVERY — 0.0%(h)
100,000	City of Napa, CA Solid Waste Revenue	2.3300	08/01/25	94,041

	SINGLE-FAMILY HOUSING — 0.1%
200,000	Pennsylvania Housing Finance Agency	5.0000	04/01/23	201,412
505,000	Texas Department of Housing & Community Affairs	0.4500	01/01/24	486,254
				687,666
	STATE — 0.2%
200,000	State of Oregon	0.8950	05/01/25	183,138
250,000	State of Oregon	1.1850	05/01/26	223,569
500,000	State of Oregon	1.3150	05/01/27	436,317
				843,024
	WATER AND SEWER — 0.6%
2,000,000	City of Aurora, CO Water Revenue	2.0980	08/01/34	1,530,325
200,000	City of Los Angeles, CA Wastewater System Revenue	3.6940	06/01/32	180,196
				1,710,521
	TOTAL MUNICIPAL BONDS (Cost $8,949,940)			7,982,009

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 17.1%
	AGENCY FIXED RATE — 9.6%
45,221	Fannie Mae Pool FM1944	5.5000	11/01/25	$45,137
367,618	Fannie Mae Pool MA2915	3.0000	02/01/27	358,095
1,051,383	Fannie Mae Pool MA4263	1.5000	02/01/31	955,854
1,118,927	Fannie Mae Pool MA4284	1.5000	03/01/31	1,016,440
724,703	Fannie Mae Pool FM3333	2.0000	06/01/35	640,465
541,739	Fannie Mae Pool MA4095	2.0000	08/01/35	478,760
481,010	Fannie Mae Pool BM5466	2.5000	10/01/43	410,754
72,038	Fannie Mae Pool AL7767	4.5000	06/01/44	69,017
472,536	Fannie Mae Pool BM5975	3.0000	12/01/45	423,585
397,571	Fannie Mae Pool MA2806	3.0000	11/01/46	353,696
419,599	Fannie Mae Pool BM5976	3.0000	02/01/47	376,038
978,529	Fannie Mae Pool BP5878	2.5000	06/01/50	830,733
1,418,217	Fannie Mae Pool MA4096	2.5000	08/01/50	1,205,122
1,623,460	Fannie Mae Pool MA4306	2.5000	04/01/51	1,376,316
1,631,572	Fannie Mae Pool MA4326	2.5000	05/01/51	1,380,536
1,903,809	Fannie Mae Pool MA4327	3.0000	05/01/51	1,670,945
1,949,136	Fannie Mae Pool MA4356	2.5000	06/01/51	1,654,711
2,380,095	Fannie Mae Pool MA4379	2.5000	07/01/51	2,015,577
3,809,200	Fannie Mae Pool CB2661	3.0000	01/01/52	3,332,408
3,613,827	Fannie Mae Pool MA4600	3.5000	05/01/52	3,260,877
3,065,957	Fannie Mae Pool MA4625	3.5000	06/01/52	2,767,310
1,718,813	Fannie Mae Pool MA4655	4.0000	07/01/52	1,598,823
74,679	Freddie Mac Gold Pool G16544	4.0000	05/01/32	72,643
877,420	Freddie Mac Pool ZS9163	3.0000	09/01/33	809,923
726,209	Freddie Mac Pool ZS9382	3.0000	09/01/43	652,550
655,817	Freddie Mac Pool SD8089	2.5000	07/01/50	556,336
1,430,830	Freddie Mac Pool SD8122	2.5000	01/01/51	1,213,778
1,987,232	Freddie Mac Pool RA5696	2.5000	08/01/51	1,681,076
3,170,013	Freddie Mac Pool SD8214	3.5000	05/01/52	2,860,793
381,013	Ginnie Mae II Pool MA3375	3.0000	01/20/46	342,809
				34,411,107
	GOVERNMENT OWNED, NO GUARANTEE — 3.4%
2,125,000	Federal Home Loan Mortgage Corporation	0.3000	11/16/23	2,026,821
1,000,000	Federal Home Loan Mortgage Corporation	0.6500	10/27/25	890,518

EVENTIDE MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 17.1% (Continued)
	GOVERNMENT OWNED, NO GUARANTEE — 3.4% (Continued)
1,000,000	Federal Home Loan Mortgage Corporation	0.7500	06/23/26	$876,912
1,250,000	Federal Home Loan Mortgage Corporation	0.8000	10/28/26	1,084,530
2,500,000	Federal Home Loan Mortgage Corporation	6.2500	07/15/32	2,909,806
1,000,000	Federal National Mortgage Association	0.3100	02/02/24	945,547
4,350,000	Federal National Mortgage Association	0.8750	08/05/30	3,406,105
				12,140,239
	GOVERNMENT SPONSORED — 4.1%
3,500,000	Federal Farm Credit Banks Funding Corporation	0.3500	06/08/23	3,410,886
2,500,000	Federal Farm Credit Banks Funding Corporation	0.4400	11/04/24	2,298,479
1,000,000	Federal Farm Credit Banks Funding Corporation	0.8750	02/03/25	918,327
1,000,000	Federal Farm Credit Banks Funding Corporation	0.4800	03/03/25	912,752
1,000,000	Federal Farm Credit Banks Funding Corporation	3.1250	04/26/30	929,725
1,250,000	Federal Farm Credit Banks Funding Corporation	1.7300	09/22/31	997,214
3,250,000	Federal Farm Credit Banks Funding Corporation	3.2500	07/28/32	2,961,804
1,750,000	Federal Farm Credit Banks Funding Corporation	1.4700	10/15/32	1,324,402
1,000,000	Federal Home Loan Mortgage Corporation	0.6000	10/15/25	890,416
				14,644,005
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $68,443,353)			61,195,351

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.9%
	MONEY MARKET FUNDS - 1.9%
102,522	Fidelity Government Portfolio, Class I, 2.74%(i)	102,522
6,674,592	First American Government Obligations Fund, Class U, 2.80%(i)	6,674,592
	TOTAL MONEY MARKET FUNDS (Cost $6,777,114)	6,777,114

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,777,114)	6,777,114

	TOTAL INVESTMENTS - 96.9% (Cost $377,364,963)	$346,992,008
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.1%	11,078,523
	NET ASSETS - 100.0%	$358,070,531

LLC	- Limited Liability Company

L.P.	- Limited Partnership

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022 the total market value of 144A securities is 18,218,411 or 5.1% of net assets.

(c)	Zero coupon bond.

(d)	Illiquid security. The total fair value of these securities as of September 30, 2022 was $3,800,000, representing 1.1% of net assets.

(e)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(f)	Restricted security.

(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(h)	Percentage rounds to less than 0.1%.

(i)	Rate disclosed is the seven day effective yield as of September 30, 2022.